================================================================================


                        [THIRD AVENUE FUNDS LOGO OMITTED]



                             THIRD AVENUE VALUE FUND

                        THIRD AVENUE SMALL-CAP VALUE FUND

                       THIRD AVENUE REAL ESTATE VALUE FUND

                      THIRD AVENUE INTERNATIONAL VALUE FUND




                                   PROSPECTUS
                                ================

                                FEBRUARY 28, 2005



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

================================================================================

TABLE OF CONTENTS
================================================================================

        ABOUT THE FUNDS                                                        1
              Investment Philosophy of Third Avenue Funds                      1
              Who May Want to Invest                                           1
        THIRD AVENUE VALUE FUND                                                2
              Investment Objective and Principal Investment Strategies         2
              Principal Investment Risks                                       2
              Performance                                                      3
              Fund Codes                                                       3
              Fees and Expenses                                                4
              Example                                                          4
        THIRD AVENUE SMALL-CAP VALUE FUND                                      5
              Investment Objective and Principal Investment Strategies         5
              Principal Investment Risks                                       5
              Performance                                                      6
              Fund Codes                                                       6
              Fees and Expenses                                                7
              Example                                                          7
        THIRD AVENUE REAL ESTATE VALUE FUND                                    8
              Investment Objective and Principal Investment Strategies         8
              Principal Investment Risks                                       9
              Performance                                                     10
              Fund Codes                                                      10
              Fees and Expenses                                               11
              Example                                                         11
        THIRD AVENUE INTERNATIONAL VALUE FUND                                 12
              Investment Objective and Principal Investment Strategies        12
              Principal Investment Risks                                      12
              Performance                                                     13
              Fund Codes                                                      13
              Fees and Expenses                                               14
              Example                                                         14
        MANAGEMENT OF THE FUNDS                                               15
        HOW TO PURCHASE SHARES                                                17
        HOW TO REDEEM SHARES                                                  20
        HOW TO EXCHANGE SHARES                                                23
        DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES                       23
        SHAREHOLDER SERVICES                                                  24
        FINANCIAL HIGHLIGHTS                                                  26

ABOUT THE FUNDS
================================================================================

         INVESTMENT PHILOSOPHY OF THIRD AVENUE FUNDS

         Third Avenue Funds (each a "Fund", and collectively, the "Funds") adhere to a strict value discipline in selecting securities. This means seeking securities whose prices are low in relation to what the Funds' Adviser, Third Avenue Management LLC (the "Adviser"), believes is the intrinsic value of the securities. The Funds' Adviser believes this both lowers risk and increases capital appreciation potential. The Funds identify investment opportunities through intensive research of individual companies and generally do not focus on stock market conditions and other macro factors. For these reasons, the Funds may seek investments in the securities of companies in industries that are believed to be temporarily depressed. In selecting individual issuers, the Funds' Adviser generally seeks companies that have:

               o  strong financial positions,

               o  responsible managements and control groups,

               o comprehensive and meaningful financial information about them available, and

               o  equity securities priced below intrinsic value.

         The Funds follow a strategy of long-term investing. The Funds will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.

         When the Funds' Adviser believes that a temporary defensive posture is appropriate, a Fund may hold all or a portion of its assets in short-term or other sovereign instruments, cash or cash equivalents. This does not constitute a change in a Fund's investment objective, but could prevent or delay a Fund from achieving its objective.

         WHO MAY WANT TO INVEST

         Third Avenue Funds may be appropriate for investors seeking long-term capital appreciation. The Funds are not appropriate for short-term investors or those seeking income.

THIRD AVENUE VALUE FUND
================================================================================

INVESTMENT OBJECTIVE Third Avenue Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their liquid resources) at a discount to what the Adviser believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high-yield securities) that the Adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security, and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Fund invests in companies regardless of market capitalization. It also invests in both domestic and foreign securities. The mix of the Fund's investments at any time will depend on the industries and types of securities the Adviser believes hold the most value within the Fund's investment strategy.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS

MARKET RISK. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

STYLE RISK. The Fund frequently finds value in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a Fund invested solely in stocks. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

SMALL-CAP RISK. The Fund may invest from time to time in smaller companies whose securities tend to be more volatile and less liquid than securities of larger companies.

HIGH-YIELD RISK. The Fund's investments in high-yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers, which may impair their ability to make interest and principal payments.

CREDIT AND INTEREST RATE RISK. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines. The magnitude of these fluctuations will be greater when the maturity of the debt securities is longer.

FOREIGN SECURITIES AND CURRENCY RISK. In addition to general market risks, foreign securities are subject to risks such as currency fluctuations and controls, adverse political, social, economic or other developments and potentially greater illiquidity and volatility. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments in foreign securities may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

NON-DIVERSIFICATION RISK. The Fund is non-diversified. This means that the Fund may have fewer investments than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund.

================================================================================

PERFORMANCE

The tables below show the annual returns of Third Avenue Value Fund and compare those returns to relevant broad measures of market performance. This information may give an indication of the risks involved in investing in Third Avenue Value Fund by showing how performance has changed from year to year. All figures assume reinvestment of dividends and distributions.

            [THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED PIECE]

CALENDAR YEARS   1995    31.73%
                 1996    21.92%
                 1997    23.87%
                 1998     3.92%
                 1999    12.82%
                 2000    20.76%
                 2001     2.82%
                 2002   (15.19)%
                 2003    37.08%
                 2004    26.60%

------------
 FUND CODES

 TICKER:
 TAVFX

 CUSIP:
 884116104
------------

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.55% (quarter ending 6/30/03) and the lowest return for a quarter was (19.40)% (quarter ending 9/30/02).

--------------------------------------------------------------------------------------
 Average Annual Total Returns            Past       Past        Past         Since
 for the periods ending 12/31/04       One Year    5 Years    10 Years     Inception*
--------------------------------------------------------------------------------------
 Return Before Taxes                    26.60%      12.82%      15.60%       16.96%
 Return After Taxes on Distributions    25.95%      11.47%      14.53%       15.56%
 Return After Taxes on Distributions
   and Sale of Fund Shares              17.29%      10.45%      13.45%       14.67%
 Standard & Poor's 500 Index
   (S&P 500)**                          10.88%      (2.30)%     12.07%       12.58%
 Russell 2500 Index**                   18.29%       8.35%      13.75%       15.89%
--------------------------------------------------------------------------------------

 * From November 1, 1990.

** An index is a hypothetical measure of performance based on the ups and downs of securities representative of a particular market. It does not factor in fees, expenses or taxes -- costs that are reflected in the Fund's results.


o After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.

o Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

o As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

================================================================================

FEES AND EXPENSES

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

  Redemption Fee (as a percentage of amount redeemed)            1.00%*
  Exchange Fee                                                   1.00%*

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

  Management Fees                                                0.90%
  Other Expenses                                                 0.22%
------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.12%

* These fees are charged only on redemptions or exchanges of shares within sixty
(60) days after issuance. (See "How to Redeem Shares -- Early Redemption Fee" for more information.)

EXAMPLE

The following example is intended to help you compare the cost of investing in Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 YEAR 1       YEAR 3       YEAR 5       YEAR 10
                --------     --------     --------     ---------
                  $114         $356         $617        $1,363

THIRD AVENUE SMALL-CAP VALUE FUND
================================================================================

INVESTMENT OBJECTIVE Third Avenue Small-Cap Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Fund expects to invest at least 80% of its assets in equity securities of companies that are considered small. The Fund considers a "small company" to be one whose market capitalization is within the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of investment. Subject to the 80% limitation described above, the Fund may continue to hold or buy additional stock in a company subsequently valued outside this range if the stock remains attractive. The Fund also invests in both domestic and foreign securities.

The investment policy of the Third Avenue Small-Cap Value Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval upon at least 60 days' notice.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS

MARKET RISK. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

SMALL-CAP RISK. The Fund invests in smaller companies, whose securities tend to be more volatile than those of larger companies. The markets for these securities are also less liquid than those for larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities, and thus the value of the Fund's shares.

STYLE RISK. The Fund frequently finds value in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

NON-DIVERSIFICATION RISK. The Fund is non-diversified. This means that the Fund may have fewer investments than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund.

FOREIGN SECURITIES AND CURRENCY RISK. In addition to general market risks, foreign securities are subject to risks such as currency fluctuations and controls, adverse political, social, economic or other developments and potentially greater illiquidity and volatility. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments in foreign securities may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

================================================================================

PERFORMANCE

The tables below show the annual returns of Third Avenue Small-Cap Value Fund and compare those returns to relevant broad measures of market performance. This information gives some indication of the risks involved in investing in Third Avenue Small-Cap Value Fund by showing how performance has changed from year to year. All figures assume reinvestment of dividends and distributions.

            [THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED PIECE]

CALENDAR YEARS   1998    (2.77%)
                 1999    11.29%
                 2000    17.18%
                 2001    15.27%
                 2002   (10.89%)
                 2003    39.08%
                 2004    21.27%

------------
 FUND CODES

 TICKER:
 TASCX

 CUSIP:
 884116203
------------

During the 7-year period shown in the bar chart, the highest return for a quarter was 18.60% (quarter ending 6/30/03) and the lowest return for a quarter was (20.46)% (quarter ending 9/30/02).

-------------------------------------------------------------------------------
 Average Annual Total Returns             Past          Past          Since
 For the periods ending 12/31/04        One Year*    Five Years*   Inception*+
-------------------------------------------------------------------------------
 Return Before Taxes                      21.27%       15.21%         12.95%
 Return After Taxes on Distributions      21.04%       14.49%         12.38%
 Return After Taxes on Distributions
   and Sale of Fund Shares                13.91%       12.93%         11.16%
 Russell 2000 Index**                     18.33%        6.61%         10.05%
 Russell 2000 Value Index**               22.25%       17.23%         13.65%
 S&P Small Cap 600 Index**                22.65%       11.60%         12.86%
-------------------------------------------------------------------------------

 * Returns do not reflect the 1% redemption fee charged to a shareholder for redemption or exchange of shares within one year after issuance.

** An index is a hypothetical measure of performance based on the ups and downs of securities representative of a particular market. It does not factor in fees, expenses or taxes -- costs that are reflected in the Fund's results.

 + From April 1, 1997.


o After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.

o Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

o As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

================================================================================

FEES AND EXPENSES

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

  Redemption Fee (as a percentage of amount redeemed)           1.00%*
  Exchange Fee                                                  1.00%*

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

  Management Fees                                               0.90%
  Other Expenses                                                0.24%
-----------------------------------------------------------------------
  Total Annual Fund Operating Expenses                          1.14%

* These fees are charged only on redemptions or exchanges of shares within one year after issuance. (See "How to Redeem Shares -- Early Redemption Fee" for more information.)

EXAMPLE

The following example is intended to help you compare the cost of investing in Third Avenue Small-Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 YEAR 1       YEAR 3       YEAR 5       YEAR 10
                --------     --------     --------     ---------
                  $116         $362         $628        $1,386

THIRD AVENUE REAL ESTATE VALUE FUND
================================================================================

INVESTMENT OBJECTIVE Third Avenue Real Estate Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its assets in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of investment ("real estate companies"). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also invest a portion of its assets in debt securities (which may include high-yield and mortgage-backed securities) in real estate companies or loans secured by real estate that the Adviser believes have above-average yield potential. The Fund also invests in both domestic and foreign securities.

   o A company is considered to be in the real estate industry if at least 50% of its gross revenues or net profits at the time of investment come from (a) construction, ownership, management, operation, financing, refinancing, sales, leasing, development or rehabilitation of real estate; or (b) extraction of timber or minerals from real estate.

   o A company is considered to be in a related industry if at least 50% of its gross revenues or net profits at the time of investment are derived from providing goods (e.g., building materials and/or supplies) or services (e.g., consulting, legal or insurance) to real estate companies.

   o A company is considered to own significant real estate assets if at least 50% of the fair market value of its assets at the time of investment is attributable to one or more of the following: (a) real estate owned or leased by the company as lessor or as lessee; (b) timber or minerals from such real estate; or (c) the discounted value of the stream of fees or revenues to be derived from the management or operation of real estate or the rights to extract timber or minerals from real estate.

Examples of companies that might qualify under one of these categories include, but are not limited to:

   o Real estate operating companies;

   o Real estate investment trusts (REITs);

   o Homebuilders;

   o Companies engaged in the construction, distribution, sale and financing of manufactured housing;

   o Hotel and hotel management companies;

   o Real estate brokerage companies and/or management companies;

   o Financial institutions that make or service mortgage loans;

   o Manufacturers or distributors of construction materials and/or building supplies;

   o Mortgage or title insurance companies;

   o Lumber, paper, forest product, timber, mining and oil companies;

   o Companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains; and

   o Special purpose vehicles used to structure or restructure real estate financings, securitizations or mortgages.

The investment policy of the Third Avenue Real Estate Value Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval upon at least 60 days' notice.

================================================================================

PRINCIPAL INVESTMENT RISKS

MARKET RISK. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

REAL ESTATE RISK. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets. Factors that could affect the value of the Fund's holdings include the following:

   o overbuilding and increased competition;

   o increases in property taxes and operating expenses;

   o declines in the value of real estate;

   o lack of availability of equity and debt financing to refinance maturing debt;

   o vacancies due to economic conditions and tenant bankruptcies;

   o losses due to costs resulting from environmental contamination and its related clean-up;

   o changes in interest rates;

   o changes in zoning laws;

   o casualty or condemnation losses;

   o variations in rental income;

   o changes in neighborhood values; and

   o functional obsolescence and appeal of properties to tenants.

STYLE RISK. The Fund frequently finds value in areas of the real estate sector that appear to be temporarily depressed. The prices of securities in these sectors may tend to go down more than those of companies in other sectors. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

HIGH-YIELD RISK. The Fund's investments in high-yield securities (commonly known as "junk bonds") may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issues of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than more creditworthy issuers which may impair their ability to make interest and principal payments.

SMALL-CAP RISK. The Fund may invest from time to time in smaller companies whose securities tend to be more volatile and less liquid than securities of larger companies.

CREDIT AND INTEREST RATE RISK. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines. The magnitude of these fluctuations will be greater when the maturity of the debt securities is longer.

FOREIGN SECURITIES AND CURRENCY RISK. In addition to general market risks, foreign securities are subject to risks such as currency fluctuations and controls, adverse political, social, economic or other developments and potentially greater illiquidity and volatility. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments in foreign securities may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

NON-DIVERSIFICATION RISK. The Fund is non-diversified. This means that the Fund may have fewer investments than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund.

COMMODITIES RISK. Prices of commodities such as timber have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of the companies in those industries to decline.

================================================================================

PERFORMANCE

The tables below show the annual returns of Third Avenue Real Estate Value Fund and compare these returns to relevant broad market performance. This information gives an indication of the risks involved in investing in Third Avenue Real Estate Value Fund by showing how performance has changed from year to year. All figures assume reinvestment of dividends and distributions.

            [THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED PIECE]

CALENDAR YEARS   1999     5.17%
                 2000    30.91%
                 2001    18.20%
                 2002     4.24%
                 2003    37.34%
                 2004    28.16%

------------
 FUND CODES

 TICKER:
 TAREX

 CUSIP:
 884116401
------------

During the 6-year period shown in the bar chart, the highest return for a quarter was 15.24% (quarter ending 6/30/03) and the lowest return for a quarter was (6.73)% (quarter ending 9/30/99).

--------------------------------------------------------------------------------
 Average Annual Total Returns              Past          Past          Since
 For the periods ending 12/31/04         One Year*    Five Years*   Inception*+
--------------------------------------------------------------------------------
 Return Before Taxes                       28.16%        23.21%        20.37%
 Return After Taxes on Distributions       27.65%        22.10%        19.23%
 Return After Taxes on Distributions
   and Sale of Fund Shares                 18.51%        19.92%        17.45%
 Bloomberg Real Estate
   Operating Co. Index**                   52.13%        23.71%        19.55%
 Wilshire Real Estate Securities Index**   34.81%        22.32%        17.87%
 Morgan Stanley REIT Index**               31.49%        21.67%        16.95%
--------------------------------------------------------------------------------

 * Returns do not reflect the 1% redemption fee charged to a shareholder for redemption or exchange of shares within one year after issuance.

** An index is a hypothetical measure of performance based on the ups and downs of securities representative of a particular market. It does not factor in fees, expenses or taxes -- costs that are reflected in the Fund's results.

 + From September 17, 1998.


o After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.

o Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

o As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

================================================================================

FEES AND EXPENSES

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

  Redemption Fee (as a percentage of amount redeemed)            1.00%*
  Exchange Fee                                                   1.00%*

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

  Management Fees                                                0.90%
  Other Expenses                                                 0.25%
------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.15%

* These fees are charged only on redemptions or exchanges of shares within one year after issuance. (See "How to Redeem Shares -- Early Redemption Fee" for more information.)

EXAMPLE

The following example is intended to help you compare the cost of investing in Third Avenue Real Estate Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 YEAR 1       YEAR 3       YEAR 5       YEAR 10
                --------     --------     --------     ---------
                  $117         $365         $633        $1,398

THIRD AVENUE INTERNATIONAL VALUE FUND
================================================================================

INVESTMENT OBJECTIVE Third Avenue International Value Fund seeks long-term capital appreciation.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by primarily acquiring equity securities, including common stocks and convertible securities, of well-financed companies located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets will be invested in securities of issuers located outside of the United States at the time of investment. The Fund's Adviser will select individual equity securities using its strict disciplined value approach. Using this approach, the Adviser will attempt to find securities that trade at a discount to the Adviser's estimate of the company's intrinsic value. The Fund may invest in securities of companies of any capitalization, including, from time to time, smaller-capitalization companies. The Fund may also invest a portion of its assets in debt securities of companies or governments located outside the United States. The Fund may invest in certain derivative instruments primarily to hedge against foreign currency risk.

The investment policy of the Third Avenue International Value Fund relating to the type of securities in which 80% of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval upon at least 60 days' notice.

--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS

MARKET RISK. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

STYLE RISK. The Fund may attempt to find value in industries that it believes to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other areas. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

SMALL-CAP RISK. The Fund may invest from time to time in smaller companies, whose securities tend to be more volatile and less liquid than securities of larger companies.

CREDIT AND INTEREST RATE RISK. The market value of debt securities is affected by changes in prevailing interest rates and the perceived credit quality of the issuer. When prevailing interest rates fall or perceived credit quality improves, the market value of the affected debt securities generally rises. Conversely, when interest rates rise or perceived credit quality weakens, the market value of the affected debt securities generally declines. The magnitude of these fluctuations will be greater when the maturity of the debt securities is longer.

FOREIGN RISK. In addition to general market risks, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S.

CURRENCY RISK. The Fund's investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency exposure, the U.S. Dollar value of the Fund's investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar. This may occur even if the value of the investment in the currency's home country has not declined.

HEDGING RISK. The Adviser may seek to hedge all or a portion of the Fund's currency risk. However, the Adviser can not guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

NON-DIVERSIFICATION RISK. The Fund is non-diversified. This means that the Fund may have fewer investments than a diversified mutual fund of comparable size. A non-diversified fund can be more volatile than a diversified fund.

================================================================================

PERFORMANCE

The tables below show the annual returns of Third Avenue International Value Fund and compare these returns to relevant broad market performance. This information gives an indication of the risks involved in investing in Third Avenue International Value Fund by showing the Fund's performance since inception. All figures assume reinvestment of dividends and distributions.

            [THE DATA BELOW REPRESENTS A GRAPH IN THE PRINTED PIECE]

CALENDAR YEARS   2002    (2.87%)
                 2003    54.68%
                 2004    27.71%

------------
 FUND CODES

 TICKER:
 TAVIX

 CUSIP:
 884116500
------------

During the 3-year period shown in the bar chart, the highest return for a quarter was 17.75% (quarter ending 12/31/03) and the lowest return for a quarter was (10.09)% (quarter ending 9/30/02).

-----------------------------------------------------------------------------
 Average Annual Total Returns                      Past             Since
 For the period ending 12/31/04                  One Year*       Inception*+
-----------------------------------------------------------------------------
 Return Before Taxes                              27.71%            24.26%
 Return After Taxes on Distributions              27.17%            23.65%
 Return After Taxes on Distributions
   and Sale of Fund Shares                        18.01%            20.80%
 Morgan Stanley Capital International
   All Country World Free ex US Index**           21.36%            13.56%
-----------------------------------------------------------------------------

 * Returns do not reflect the 2% redemption fee charged to a shareholder for redemption or exchange of shares within one year after issuance.

** An index is a hypothetical measure of performance based on the ups and downs of securities representative of a particular market. It does not factor in fees, expenses or taxes -- costs that are reflected in the Fund's results.

 + From December 31, 2001.


o After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.

o Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

o As with all mutual funds, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

================================================================================

FEES AND EXPENSES

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

  Redemption Fee (as a percentage of amount redeemed)            2.00%*
  Exchange Fee                                                   2.00%*

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

  Management Fees                                                1.25%
  Other Expenses                                                 0.50%**
--------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                           1.75%**

* These fees are charged only on redemptions or exchanges of shares within one year after issuance. (See "How to Redeem Shares -- Early Redemption Fee" for more information.)

** These expenses reflect reimbursement to the Adviser. During the fiscal year ended October 31, 2004, the Fund reimbursed the Adviser for expenses previously paid by the Adviser in excess of 1.75% of Fund assets. The Fund will continue to repay the Adviser the amount of its previous reimbursements for up to three years following the reimbursement, to the extent Fund expenses drop below 1.75%, before giving effect to any repayment by the Fund. Either the Fund or the Adviser can terminate this arrangement at any time. As of November 30, 2004, the Fund had fully reimbursed the Adviser for reimbursements through that date.

EXAMPLE

The following example is intended to help you compare the cost of investing in Third Avenue International Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 YEAR 1       YEAR 3       YEAR 5       YEAR 10
                --------     --------     --------     ---------
                  $178         $551         $949        $2,062

MANAGEMENT OF THE FUNDS
================================================================================

THE INVESTMENT ADVISER

Third Avenue Management LLC, 622 Third Avenue, New York, NY 10017, is the investment adviser for each of the Funds. The Adviser manages each Fund's investments, provides various administrative services and supervises the Funds' daily business affairs, subject to the authority of the Board of Trustees of Third Avenue Trust (the "Trust"). The Adviser provides investment advisory or sub-advisory services to six other open-end mutual funds with assets in excess of two billion dollars as of December 31, 2004. The Adviser may compensate out of its own resources certain intermediaries for shareholder servicing and/or distribution services in connection with sales of shares of the Funds. The Adviser or its predecessor has been an investment adviser for mutual funds since its organization in 1986. The Funds have historically placed a substantial majority of their securities transactions through the Adviser's affiliated broker-dealer, M.J. Whitman LLC, which also serves as distributor of the Funds, and has placed many private debt trades through its affiliate, Private Debt LLC. These trades are placed in conformance with relevant regulatory requirements and with the Adviser's duty to seek best execution. Commissions generated from these transactions are not intended to compensate M.J. Whitman LLC for any services or other arrangements other than execution.

Affiliated Managers Group, Inc. ("AMG") owns an indirect majority equity interest in the Adviser. The Adviser was formed by the Funds' prior investment adviser, EQSF Advisers, Inc. ("EQSF") on May 15, 2002, to act as the successor to EQSF's business.

ADVISORY FEES

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund each paid the Adviser a fee equal to 0.90% of its average daily net assets for the fiscal year ended October 31, 2004. Third Avenue International Value Fund paid the Adviser a fee equal to 1.25% of its average daily net assets for the fiscal year ended October 31, 2004. The Funds' Annual Report to Shareholders for the period ending October 31, 2005 will contain a discussion of the basis of the Board of Trustees' determination whether to continue these investment advisory arrangements.

PORTFOLIO MANAGERS

MARTIN J. WHITMAN

Mr. Whitman, the Chairman of the Trust, is the portfolio manager of Third Avenue Value Fund. Mr. Whitman has also served as Co-Chief Investment Officer of the Adviser since February 2003, having previously served as Chief Executive and Chief Investment Officer of the Adviser (and its predecessor entity) from 1991 to 2003. Mr. Whitman has served for 32 years as a Distinguished Management Fellow at the Yale School of Management. Mr. Whitman is currently a director of Nabors Industries, Inc., an international oil-drilling contractor.

Mr. Whitman graduated from Syracuse University MAGNA CUM LAUDE and received a Masters degree in Economics from the New School for Social Research. Syracuse University's Whitman School of Management is named in his honor. Mr. Whitman is a Chartered Financial Analyst.

================================================================================

CURTIS R. JENSEN

Curtis Jensen became the sole portfolio manager of Third Avenue Small-Cap Value Fund on May 29, 2001. Prior to that, he had served as co-manager of the Fund since its inception. Mr. Jensen has also served as Co-Chief Investment Officer of the Adviser since February 2003. He has been employed by the Adviser (and its predecessor entity) since 1995. Prior to joining the Adviser, Mr. Jensen was a graduate business student at the Yale School of Management from 1993 to 1995, where he studied under Mr. Whitman. Prior to that, Mr. Jensen was a director of and managed the operations of, a specialty food manufacturer, and was an investment banker with Manufacturers Hanover Trust Company and Enright & Company.

Mr. Jensen received his M.B.A. from the Yale School of Management and his B.A. in Economics from Williams College.

MICHAEL H. WINER

Michael Winer became the sole portfolio manager of Third Avenue Real Estate Value Fund on May 29, 2001. Prior to that, he had served as co-manager of the Fund since its inception. Since 1994, Mr. Winer has been a senior research analyst for the Adviser (and its predecessor entity) and previously, with M.J. Whitman, Inc. From 1991 to 1994, Mr. Winer held senior-level positions with two financial institutions where he directed the workout, collection and liquidation of distressed real estate loan and asset portfolios. From 1986 to 1991, Mr. Winer was the chief financial officer, director and co-owner of a southern California real estate development firm specializing in the development, construction and management of commercial properties. From 1980 to 1986, Mr. Winer served as controller and financial officer for two large southern California real estate development firms. From 1978 to 1980, Mr. Winer was a CPA and senior auditor with Touche Ross & Co. Mr. Winer is a Director of Tejon Ranch Company, a land development and agribusiness company. Mr. Winer received his B.S. in Accounting from San Diego State University. Mr. Winer is a Certified Public Accountant (inactive).

AMIT B. WADHWANEY

Amit Wadhwaney has served as portfolio manager of Third Avenue International Value Fund since its inception. Mr. Wadhwaney is a senior member of the investment team for the Adviser (and its predecessor entity). Additionally, Mr. Wadhwaney has been the portfolio manager of the Third Avenue Global Value Fund, L.P. since 1996. Prior to joining the Adviser, Mr. Wadhwaney was the portfolio manager of the Carl Marks Global Value Fund, L.P. (which has been renamed the Third Avenue Global Value Fund, L.P.), from 1996 to 1999; and prior to that, he was a principal of Glenrock Asset Management Associates, L.P. Earlier in his career, from 1990 to 1994, he was a securities analyst, and subsequently a director of research, for M.J. Whitman, Inc., an affiliate of the Adviser. Earlier, Mr. Wadhwaney was a Paper and Forest Products Analyst at Bunting Warburg, a Canadian brokerage firm. He began his career in the Corporate Planning Group of Domtar, Inc., a Canadian forest products producer.

Mr. Wadhwaney holds an M.B.A. in Finance from the University of Chicago, as well as a B.A. with distinction and an M.A. in Economics from Concordia University in Montreal, Canada. He also holds bachelors degrees in Mathematics and Chemical Engineering from the University of Minnesota.

HOW TO PURCHASE SHARES
================================================================================

PRICE OF SHARES

The price you will pay for a share of a Fund is the Fund's net asset value per share ("NAV"). NAV is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. The NAV of each Fund is determined by dividing the value of all portfolio securities, cash, and other assets, including accrued interest and dividends, owned by the Fund, less all liabilities, including accrued expenses of the Fund, by the total number of outstanding shares of the Fund. Your order will be priced at the next NAV calculated following receipt of your order by the transfer agent. Your order will be deemed to be received before the close of trading if the order was received before that time by the transfer agent, your broker-dealer, or a proper third party administrator.

The Funds will generally value securities using the most readily available market price. A Fund's investments are generally valued at market value. Certain short-term securities with maturities of 60 days or less are valued based on amortized cost. Illiquid securities and other securities and assets for which market quotations are not readily available or are deemed unreliable are valued at "fair value", as determined in good faith by or in accordance with procedures adopted by the Board of Trustees. These types of assets can include high-yield bonds, defaulted securities and private investments that do not trade publicly, among other things. The Funds' procedures call for a Valuation Committee of the Adviser to make a determination of fair value based on the Committee members' judgments of relevant information and an analysis of the asset. All fair valuation determinations are reviewed and approved by the independent Trustees of the Funds on a quarterly basis, and any new bases of valuation and/or initial valuation determinations for new assets will be approved by a designated Trustee at the time of initial valuation.

However, if the principal market for a security is no longer open at the time at which the NAV is being calculated, the Funds, pursuant to procedures approved by the Board of Trustees, may consider information regarding more recent trades on other markets along with other factors. The Funds have retained a third-party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign securities with principal markets that are no longer open when the Fund calculates its NAV and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their net asset values. This means that a Fund's NAV may be based, at least in part, on prices other than those determined as of the close of the principal markets in which such assets trade. Foreign securities held by a Fund generally trade on foreign markets which may be open on days when the NYSE is closed. This means that the value of the Fund's portfolio securities can change on a day on which you cannot purchase or redeem your shares.

PURCHASING SHARES

The Funds are open for business each day the NYSE is open for trading. Shares of a Fund can be purchased either directly from the Fund, or through certain broker-dealers or financial intermediaries, so long as they have a selling agreement with the Fund's distributor.

The Adviser utilizes a portion of its assets to pay all or a portion of the charges of various programs that make shares available to their customers. Subject to tax limitations and approval by the Board of Trustees on a Fund-by-Fund basis, each of the Funds pays a portion of these charges representing savings of expenses the Fund would otherwise incur in maintaining fully separate shareholder accounts for those who invest in the Fund through these programs.

To purchase shares directly from a Fund, you need to complete and sign an account application and send it, together with your payment for the shares, to the Fund's transfer agent, PFPC Inc. ("PFPC" or the "transfer agent"). If you are sending documents via U.S. mail, please send to:

================================================================================

         Third Avenue Funds
         c/o PFPC Inc.
         P.O. Box 9802
         Providence, RI 02940-5215

If you are sending documents via express delivery, registered or certified mail, please send to:

         Third Avenue Funds
         c/o PFPC Inc.
         101 Sabin Street
         Pawtucket, RI 02860-1427

To purchase shares from a broker-dealer, the broker-dealer must be a member with the National Association of Securities Dealers, Inc. ("NASD") and have entered into a selling agreement with the Funds' distributor, M.J. Whitman LLC. You may or may not need to complete and sign an account application when purchasing through a broker-dealer or financial intermediary, depending on its arrangements with the Funds. The Funds reserve the right to reject any purchase order.

To purchase additional shares via Automated Clearing House ("ACH"), contact PFPC at (800) 443-1021, Option 2, to initiate an electronic transfer from your bank account. You may establish electronic transfer capabilities on your account application or by sending written instructions to PFPC. Your initial investment cannot be made by electronic transfer. Assuming PFPC or the Funds properly act on telephone or Internet instructions and follow reasonable procedures to protect against unauthorized transactions, neither PFPC nor the Funds will be responsible for any losses due to telephone or Internet transactions. You may be responsible for any fraudulent telephone or Internet order as long as PFPC or the Funds take reasonable measures to verify the order.

Telephone purchase orders will only be accepted from financial institutions which have been approved previously by the Funds or the Adviser, or by investors who have established ACH capabilities for an account.

Shareholders with existing accounts may purchase additional shares directly through the Funds' website at WWW.THIRDAVENUEFUNDS.COM. To choose this option, complete the Online Account Access section of the New Account Application or make subsequent arrangements in writing. Only bank accounts held at domestic institutions that are ACH members may be used for Internet transactions. You may not make your initial purchase of Fund shares via the Internet. The Fund may alter, modify or terminate the Internet purchase option at any time.

MINIMUM INVESTMENTS

The minimum initial investment for Third Avenue Value Fund, Third Avenue Small-Cap Value Fund or Third Avenue Real Estate Value Fund is $1,000 for a regular account and $500 for an Individual Retirement Account ("IRA"). The minimum initial investment for Third Avenue International Value Fund is $2,500 for a regular account and $500 for an IRA. Additional investments for all of the Funds must be at least $1,000 for a regular account and $200 for an IRA, unless you use the Funds' Automatic Investment Plan. Under this plan, a predetermined amount, selected by you, will be deducted from your checking account. Additional investments under this plan are subject to a monthly minimum of $200. The Automatic Investment Plan option may be elected on the application. Transactions in Fund shares made through your broker-dealer or other financial intermediary may be subject to charges imposed by the broker-dealer or financial intermediary, who may also impose higher initial or additional amounts for investment than those established by the Funds. At the sole discretion of the Adviser, the initial and any additional investment minimums may be waived for certain investors.

PAYING FOR SHARES

When purchasing shares directly from a Fund, you may pay by check or money order payable to the particular Fund. The Funds will only accept checks drawn in U.S. currency on a domestic bank. The Funds will not accept a check endorsed over by a third-party other than from the Funds' distributor. You will be charged (minimum of $20) for any check used for the purchase of Fund shares that is returned unpaid. If you purchase Fund shares by check or money order, you may not receive redemption proceeds until there is a reasonable belief that the check has cleared, which may take up to fifteen calendar days after the

================================================================================

--------------------------------------------------------------------------------
PAYING FOR SHARES BY MAIL

   INITIAL PAYMENTS

   If you are sending documents via U.S. mail, initial payments, together with your account application, should be sent to:

         Third Avenue Funds
         c/o PFPC Inc.
         P.O. Box 9802
         Providence, RI 02940-5215

   or via express delivery, registered or certified mail to:

         Third Avenue Funds
         c/o PFPC Inc.
         101 Sabin Street
         Pawtucket, RI 02860-1427

   ADDITIONAL PAYMENTS

   If you are sending documents via U.S. mail, additional payments, together with the payment stub from your account statement, should be sent to:

         Third Avenue Funds
         c/o PFPC Inc.
         P.O. Box 9802
         Providence, RI 02940-5215

   or via express delivery, registered or certified mail to:

         Third Avenue Funds
         c/o PFPC Inc.
         101 Sabin Street
         Pawtucket, RI 02860-1427

PAYING FOR SHARES BY WIRE

Prior to sending wire instructions, please notify PFPC at (800) 443-1021, Option 2 to insure proper credit to your account.

Direct your bank to wire funds as follows:

         PNC Bank
         ABA #: 031000053
         Acct#: 8606905687

For further credit to: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, or Third Avenue International Value Fund (Shareholder's name, exact account title and account number).

Heavy wire traffic over the Federal Reserve System may delay the arrival of purchase orders made by wire.
--------------------------------------------------------------------------------

purchase date. If you purchase shares through a broker-dealer or other financial intermediary, they are responsible for forwarding or arranging payment promptly.

The Funds reserve the right to cancel any purchase order for which payment has not been received by the third business day following receipt of the purchase order. In the interest of economy and convenience to investors, the Funds no longer issue certificates representing Fund shares.

INDIVIDUAL RETIREMENT ACCOUNTS

If you want to set up an IRA, you may obtain a Fund IRA application and additional required forms by contacting PFPC at (800) 443-1021, Option 1. The account will be maintained by the custodian, PFPC Trust Company, which currently charges your account an annual maintenance fee of $12 per Fund. Fees are subject to change by PFPC Trust Company. Annual maintenance fees will automatically be deducted from the IRA account, unless a check for the fees is received by PFPC prior to December 1, 2005.

OTHER RETIREMENT PLANS

If you are self-employed, you may be able to purchase shares of the Funds through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh plans. However, the Funds do not currently act as a sponsor or administrator for such plans.

Fund shares may also be purchased for other types of qualified pension or profit sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans, known as 401(k) Plans, which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made. However, the Funds do not currently act as a sponsor or administrator for such plans.

HOW TO REDEEM SHARES
================================================================================

GENERAL

You may redeem your shares on any day during which the NYSE is open, either directly from a Fund or through certain broker-dealers or other financial intermediaries. Fund shares will be redeemed at the NAV next calculated as of a time after your order is received in proper form by a Fund or its designees. Redemption requests that contain a restriction as to the time, date or share price at which the redemption is to be effective will not be honored. You can redeem less than all of your shares, but if you retain shares with a value of less than $500 (other than IRAs) your account will be closed. See "Redemption By The Funds".

BY MAIL

If you are sending documents via U.S. mail, send a written request, together with any share certificates that have been issued, to:

             Third Avenue Funds
             c/o PFPC Inc.
             P.O. Box 9802
             Providence, RI 02940-5215

If you are sending documents via express delivery, registered or certified mail, send a written request, together with any share certificates that have been issued, to:

             Third Avenue Funds
             c/o PFPC Inc.
             101 Sabin Street
             Pawtucket, RI 02860-1427

Written redemption requests, stock powers and any share certificates issued must be submitted and signed exactly as the account is registered. Such requests may require a signature guarantee and additional documents. See "Signature Guarantees/Other Documents."

TELEPHONE REDEMPTION SERVICE

You may redeem shares by telephone by electing this service on the application. You may thereafter redeem shares on any business day by calling PFPC at (800) 443-1021, Option 2, prior to 4:00 p.m., Eastern time.

Redemption proceeds will be mailed to your address of record, or if previously established, sent to your bank account via wire or ACH.

The Funds and PFPC will not be liable for following telephone instructions reasonably believed to be genuine. In this regard, PFPC will require personal identification information before accepting a telephone redemption order.

Please contact your broker-dealer or other financial intermediary for information on how to redeem your shares through them.

FEES

You will not be charged for redeeming your shares directly from the Funds, except as described below under "Early Redemption Fee." The transfer agent currently charges a wire fee of $9 for payment of redemption proceeds by federal funds wire. The transfer agent will automatically deduct the wire fee from the redemption proceeds. Broker-dealers handling redemption transactions generally will charge a service fee.

REDEMPTION BY THE FUNDS

The Funds have the right to redeem your shares at current NAV at any time and without prior notice if and to the extent that such redemption is necessary to reimburse a Fund for any loss sustained by reason of your failure to make full payment for shares of the Fund you previously purchased or subscribed for. The Funds may also redeem your shares in any account (other than those in an IRA account), upon 30 days prior written notice, if they have an aggregate NAV, not attributed to market fluctuations, of less than $500.

PAYMENT OF REDEMPTION PROCEEDS

A Fund will usually make payment for redemptions of Fund shares within one business day, but not later than seven calendar days, after receipt of a redemption request. You should note that payment for redemption of recently purchased Fund shares that have been paid for by check may be delayed until the Fund has a reasonable belief after due inquiry that the check has cleared, which may take up to fifteen calendar days after the purchase date.

WIRED PROCEEDS

If you request payment of redemption proceeds by wire transfer, payment will be transmitted only on days that commercial banks are open for business and only to the bank and account previously authorized by you on your

================================================================================

application or separate signature guaranteed letter of instruction. Neither the Funds, nor the transfer agent, will be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System.

SIGNATURE GUARANTEES/OTHER DOCUMENTS

Signatures must be guaranteed by an "eligible guarantor institution", which includes certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations participating in a signature guarantee program recognized by the Securities Transfer Association (a "Medallion Guarantee"). A notary public is not an acceptable guarantor. Signature guarantees are required on any:

       1. request for redemption, payable to the registered shareholder involving $10,000 or more,

       2. redemption proceeds payable to and/or mailed to other than the registered shareholder, or

       3. requests to transfer shares.

The three "recognized" medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP).

Additional documents may be required when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. Additional tax documents may also be required in the case of redemptions from IRA accounts maintained at PFPC. For further information, call PFPC toll free at (800) 443-1021, Option 2.

CHANGING INFORMATION

If you did not previously elect the Telephone Redemption Service on your application, wish to change any information previously provided to the Funds (including the address of record or the bank to which redemption proceeds are to be wired), or add information to establish electronic transfer capabilities
(ACH), you must submit a signature guaranteed letter of instruction. This is designed to protect you and the Adviser from fraud.

SYSTEMATIC WITHDRAWAL PLAN

If you own or are purchasing shares of the Funds having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan. This plan provides for automatic redemption of at least $100 monthly, quarterly, semi-annually, or annually. You may establish a Systematic Withdrawal Plan by sending a letter to PFPC. Notice of all changes concerning the Systematic Withdrawal Plan must be received by PFPC at least two weeks prior to the next scheduled payment. Further information regarding the Systematic Withdrawal Plan and its requirements can be obtained by contacting PFPC at (800) 443-1021, Option 2.

FREQUENT TRADING AND EARLY REDEMPTION FEE

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. The Funds will not knowingly accommodate frequent trading in Fund shares. The Board of Trustees of the Trust has adopted policies and procedures designed to prevent frequent trading in Fund shares, commonly referred to as "market timing," because such activities are disruptive to the management of a Fund's portfolio, and may increase Fund expenses and negatively affect a Fund's performance. The Funds believe that excessive short-term trading of Fund shares creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and dilution in the value of their shares from traders seeking short-term profits from market momentum, time-zone arbitrage and other timing strategies.

The procedures of the Funds require that the Adviser monitors the trading activities of Fund accounts on a daily basis. If the Adviser determines, in its sole discretion, that an account shows a pattern of excessive trading and/or excessive exchanging among the Third Avenue Funds, it will then review the account's activities and will bar the shareholder from future purchases. The Funds' Adviser will also notify the Funds' transfer agent of any of these restrictions and will keep the Board of Trustees informed quarterly regarding the implementation of these frequent trading policies and procedures. Each Fund reserves the right to refuse a purchase order (including an order placed as part of an exchange) for any reason if the Adviser believes, in its sole discretion, that a shareholder is engaging in short-term trading activities that may be harmful to the Fund and its shareholders. Transactions accepted by a financial intermediary from a shareholder who has previously been barred from future purchases are not deemed accepted by the Funds and may

================================================================================

be cancelled or revoked by the Funds. In the event that any purchase order is refused or revoked, the purchase price will be refunded as soon as possible.

To discourage frequent short-term trading in Fund shares, each Fund imposes a redemption fee on short-term redemptions, including exchanges to other Third Avenue Funds, according to the following schedule:

                 Third Avenue Value Fund

                                   Redemption Fee
                                 (As a % of current
      Holding Period              net asset value)
   ---------------------      ------------------------
     60 Days or Less                    1.00%
     Thereafter                         None

          Third Avenue Small-Cap Value Fund and
           Third Avenue Real Estate Value Fund

                                   Redemption Fee
                                 (As a % of current
      Holding Period              net asset value)
   ---------------------      ------------------------
     Less than One Year                 1.00%
     Thereafter                         None

          Third Avenue International Value Fund

                                   Redemption Fee
                                 (As a % of current
      Holding Period              net asset value)
   ---------------------      ------------------------
     Less than One Year                 2.00%
     Thereafter                         None

This redemption fee is assessed and retained by the Funds for the benefit of the remaining shareholders. The redemption fee is not a sales charge and is not paid to the Adviser or any third party. The redemption fee applies to redemptions from these Funds and exchanges from one Fund to another Fund, but not to redemptions of shares acquired through dividend or capital gain distributions which have been automatically reinvested into these Funds. Each Fund reserves the right to modify the terms of, or terminate, this fee at any time.

The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. For this purpose, shares will be treated as redeemed as follows: first, reinvestment shares; second, shares held more than sixty (60) days after issuance (in the case of Third Avenue Value Fund) or one (1) year or more (in the case of the other Funds); and third, shares held for sixty (60) days or less after issuance (in the case of Third Avenue Value Fund) or less than one (1) year (in the case of the other Funds).

The Funds will also not impose the redemption fee in certain rare hardship situations such as death or disability that have been approved by the Adviser and are reported to the Board. The Funds will also not impose the redemption fee on shareholders holding shares through an omnibus account, third-party intermediary or broad-based benefit plan if: (i) the Funds have received assurances that a look through system allowing for the assessment of the redemption fee will be implemented within a reasonable time as required by relevant regulation, or (ii) the Funds have determined that policies and procedures reasonably designed to prevent short-term trading in Fund shares by participants in the program or plan are in effect. Examples of the second type of exception are asset allocation programs that rebalance periodically, systematic withdrawal plans and broad-based benefit plans that appropriately restrict the frequency with which participants can redeem or exchange their interests in the Funds. If the Funds determine that an omnibus account, benefit plan or other intermediary for which redemption fees are not being imposed is not acting properly to prevent short-term trading, the Funds reserve the right to remove any waiver granted to such a party. However, it should be noted that it is not possible for the Funds to audit most parties that receive a waiver. Consequently, there is some risk that a shareholder acting through such an intermediary might be able to engage in short-term trading to the detriment of the Fund without having to pay a redemption fee. In light of compliance procedures and certification requirements implemented by the Funds and these market participants, this risk should be very small and the detriment immaterial in comparison to the benefits to the long-term investors that comprise substantially all of the Funds' shareholders.

To assist in discouraging attempts to arbitrage pricing of foreign securities (particularly in the Third Avenue International Value Fund), the Funds have retained a third- party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for certain foreign securities. See "How to Purchase Shares -- Price of Shares" above.

HOW TO EXCHANGE SHARES
================================================================================

INTER-FUND EXCHANGE PRIVILEGE

You may exchange shares of one Fund of the Trust for shares of another Fund of the Trust, in writing or by telephone, at NAV without the payment of any fee or charge, except that a fee will be applicable upon the following: the exchange of shares of Third Avenue Value Fund held for sixty days (60) or less after issuance, or the exchange of shares of Third Avenue Real Estate Value Fund, Third Avenue Small-Cap Value Fund or Third Avenue International Value Fund held for less than one year after issuance. See "How to Redeem Shares -- Frequent Trading and Early Redemption Fee" for details. An exchange is considered a sale of shares and may result in capital gain or loss for federal and state income tax purposes.

If you want to use this exchange privilege, you should elect the service on your account application. If the Funds or their designees receive exchange instructions in writing, by telephone at (800) 443-1021, or by Internet at www.thirdavenuefunds.com in proper form by the valuation time on any business day, the exchange will be effected that day. For an exchange request to be in proper form, it must include your name as it appears on the account, the account number, the amount to be exchanged, the names of the Funds from which and to which the exchange is to be made and a signature guarantee as may be required.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES
================================================================================

Each Fund has elected to be treated, has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income, such Fund will not be required to pay Federal income taxes on any income it distributes to shareholders. As a regulated investment company, a Fund is not allowed to utilize any net operating loss deduction realized in a taxable year in computing investment company taxable income in any prior or subsequent taxable year. A Fund is allowed, however, to carry forward any net capital loss for eight years. If a Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98% of its capital gain net income (including capital gain dividends designated by a Fund and credited to the shareholder but retained by the Fund), and all of any ordinary income and net capital gain from previous years that was not distributed and upon which no tax was paid, then such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund expects to distribute substantially all of its investment company taxable income and net capital gains at least annually.

Distributions from investment company taxable income, which includes short-term capital gains, are subject to tax as ordinary income. A portion of these distributions may constitute "qualified dividend income" to individual shareholders, and corporate shareholders may be able to claim the corporate dividends received deduction with regard to a portion of such distributions. Distributions of net long-term capital gain are subject to tax as a long-term capital gain regardless of the length of time you have held Fund shares. For individuals, short-term capital gains and ordinary income, other than qualified dividend income, will currently be taxed at a maximum rate of 35% while long-term gains and qualified dividend income generally will be taxed at a maximum rate of 15%.

Each Fund will notify you of the tax status of ordinary income dividends and capital gain dividends and other distributions after the end of each calendar year.

Shareholders receiving distributions in the form of additional shares will be treated for Federal income tax purposes in the same manner as if they had received cash distributions equal in value to the shares received and will have a cost basis for Federal income tax purposes in each share received equal to the NAV of a share of a Fund on the date of distribution.

If you purchase shares at a time when a Fund has realized income or capital gains which have not yet been distributed, the subsequent distribution may result in taxable income to you even though such distribution may be, for you, the economic equivalent of a return of capital.

You will generally recognize taxable gain or loss on a sale, exchange or redemption of shares in an amount equal to the difference between the amount received and your basis in such shares. This gain or loss will generally be capital and

================================================================================

will be long-term capital gain or loss if the shares were held for more than one year. Any loss recognized by shareholders upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. A loss realized on the disposition of shares of a Fund will be disallowed to the extent identical (or substantially identical) shares are acquired in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition. In that event, the basis of the replacement shares of a Fund will be adjusted to reflect the disallowed loss. You should be aware that an exchange of shares in a Fund for shares in other Funds operated by the Trust is treated for Federal income tax purposes as a sale and a purchase of shares, which may result in realization of a gain or loss and be subject to Federal income tax.

The Statement of Additional Information (SAI) contains a more detailed summary of the Federal tax rules that apply to the Funds and their shareholders. Legislative, judicial or administrative action may change the tax rules that apply to the Funds or their shareholders and any such change may be retroactive.

The preceding discussion is meant to be only a general summary of the potential Federal income tax consequences of an investment in the Funds. The tax law is subject to revision and special rules may apply depending upon your specific tax status or if you are investing through a tax-deferred retirement account.

You should consult your tax advisers as to the Federal, state, local and non-U.S. tax consequences to you of ownership of shares of the Funds.

DISTRIBUTION OPTIONS

You should specify on your account application how you wish to receive distributions. If no election is made on the account application, all distributions will automatically be reinvested. Each Fund offers four options:

  (1) income dividends and capital gain distributions paid in cash;

  (2) income dividends paid in cash with capital gain distributions reinvested;

  (3) income dividends reinvested with capital gain distributions paid in cash;
or

  (4) both distributions automatically reinvested in additional shares of that Fund.

Any distribution payments returned by the post office as undeliverable will be reinvested in additional shares of the applicable Fund at the NAV next determined.

WITHHOLDING

The Funds may be required to backup withhold on taxable dividend and certain other payments to non-corporate shareholders who do not furnish to the Funds their correct taxpayer identification number (in the case of individuals, their social security number), and make certain certifications, or who are otherwise subject to backup withholding. Investors should be sure to provide this information when they complete the application. Backup withholding is not an additional tax. Any amount withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability.

SHAREHOLDER SERVICES
================================================================================

Each Fund provides you with helpful services and information about your account:

  o A statement after every transaction;

  o An annual account statement reflecting all transactions for the year;

  o Tax information mailed after the close of each calendar year;

  o Financial statements of the Fund, mailed at least twice a year;

  o Shareholder quarterly reports and shareholder letters mailed four times a year;

  o 24-hour automatic voice response service; and

  o Online account access through the Funds' web site: www.thirdavenuefunds.com.

The Funds pay for shareholder services but not for special services, such as requests for historical transcripts of accounts. PFPC currently charges $10 per year for duplication of historical account activity records, with a maximum fee of $100.

================================================================================

TELEPHONE INFORMATION

YOUR ACCOUNT

Questions about your account, purchases, redemptions and distributions can be answered by PFPC Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time. Call toll free (800) 443-1021, Option 2, or (610) 382-7819.

THE FUNDS

Questions about the Funds and literature requests can be answered by the Funds' telephone representatives Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time. Call toll free (800) 443-1021, Option 1, or (610) 382-7819.

TO REDEEM SHARES

To redeem shares by telephone, call PFPC prior to 4:00 p.m., Eastern time on the day you wish to redeem. Call toll free (800) 443-1021, Option 2, or (610) 382-7819.

TRANSFER OF OWNERSHIP

You may transfer Fund shares or change the name or form in which the shares are registered by writing to PFPC. The letter of instruction must clearly identify the account number, name(s) and number of shares to be transferred, and provide a certified tax identification number by way of a completed new account application W-8 BEN form or W-9 form, and include the signature(s) of all registered owners, and any share certificates issued. The signature(s) on the transfer instructions or any stock power must be guaranteed as described under "Signature Guarantees/Other Documents."

PORTFOLIO DISCLOSURE

A description of the policies with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information ("SAI") and on the Trust's website at www.thirdavenuefunds.com.

FINANCIAL HIGHLIGHTS
================================================================================

The following Financial Highlights tables are intended to help you understand each Fund's financial performance. For Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, these tables reflect data for the last five fiscal years. For Third Avenue International Value Fund, these tables reflect data from the commencement of operations through October 31, 2004, the end of the Fund's most recent fiscal year. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The Financial Highlights for the fiscal years included herein have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose unqualified report on the October 31, 2004 financial statements appears in the Funds' Annual Report to Shareholders. This information should be read in conjunction with the financial statements and accompanying notes appearing in the 2004 Annual Report to Shareholders, which is available upon request.

THIRD AVENUE VALUE FUND

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                                YEARS ENDED OCTOBER 31,
                                                      --------------------------------------------------------------------------
                                                           2004           2003           2002           2001           2000
                                                          ------         ------         ------         ------         ------
Net Asset Value, Beginning of Period                      $40.62         $29.90         $34.50         $38.48         $34.82
                                                          ------         ------         ------         ------         ------
Income (loss) from Investment Operations:
    Net investment income                                   0.16           0.40           0.31           0.45           0.47
    Net gain (loss) on securities (both realized
       and unrealized)                                      7.70          10.75          (4.11)         (1.59)          7.61
                                                          ------         ------         ------         ------         ------
    Total from Investment Operations                        7.86          11.15          (3.80)         (1.14)          8.08
                                                          ------         ------         ------         ------         ------
Less Distributions:
    Dividends from net investment income                   (0.32)         (0.39)         (0.61)         (0.68)            --
    Distributions from realized gains                         --          (0.04)         (0.19)         (2.16)         (4.42)
                                                          ------         ------         ------         ------         ------
    Total Distributions                                    (0.32)         (0.43)         (0.80)         (2.84)         (4.42)
                                                          ------         ------         ------         ------         ------
Net Asset Value, End of Period                            $48.16         $40.62         $29.90         $34.50         $38.48
                                                          ======         ======         ======         ======         ======
Total Return                                              19.48%         37.76%       (11.40%)        (3.01%)         24.07%
Ratios/Supplemental Data:
    Net Assets, End of period (in thousands)          $3,797,964     $3,018,013     $2,198,110     $2,408,642     $1,856,220
    Ratio of Expenses to Average Net Assets                1.12%          1.11%          1.07%          1.07%          1.09%
    Ratio of Net Investment Income to
       Average Net Assets                                  0.34%          1.23%          0.90%          1.31%          1.41%
    Portfolio Turnover Rate                                   8%            11%            19%            16%            30%

FINANCIAL HIGHLIGHTS
================================================================================

THIRD AVENUE SMALL-CAP VALUE FUND

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                                YEARS ENDED OCTOBER 31,
                                                      --------------------------------------------------------------------------
                                                           2004           2003           2002           2001           2000
                                                          ------         ------         ------         ------         ------
Net Asset Value, Beginning of Period                      $18.02         $12.92         $14.33         $13.86         $11.33
                                                          ------         ------         ------         ------         ------
Income (loss) from Investment Operations:
    Net investment income (loss)                            0.05           0.03           0.14           0.14           0.19
    Net gain (loss) on securities (both realized
       and unrealized)                                      3.02           5.21          (1.26)          1.23           2.44
                                                          ------         ------         ------         ------         ------
    Total Income (loss) from Investment Operations          3.07           5.24          (1.12)          1.37           2.63
                                                          ------         ------         ------         ------         ------
Less Distributions:
    Dividends from net investment income                   (0.03)         (0.14)         (0.12)         (0.21)         (0.10)
    Distributions from realized gains                      (0.08)            --          (0.17)         (0.69)            --
                                                          ------         ------         ------         ------         ------
    Total Distributions                                    (0.11)         (0.14)         (0.29)         (0.90)         (0.10)
                                                          ------         ------         ------         ------         ------
Net Asset Value, End of Period                            $20.98         $18.02         $12.92         $14.33         $13.86
                                                          ======         ======         ======         ======         ======
Total Return                                              17.11%         40.88%        (8.12%)         10.54%         23.30%
Ratios/Supplemental Data:
    Net Assets, End of period (in thousands)            $956,945       $541,832       $369,346       $275,666       $142,459
    Ratio of Expenses to Average Net Assets                1.14%          1.17%          1.17%          1.23%          1.30%
    Ratio of Net Investment Income to
       Average Net Assets                                  0.28%          0.21%          1.03%          1.16%          1.43%
    Portfolio Turnover Rate                                  10%            22%            19%            18%            19%

FINANCIAL HIGHLIGHTS
================================================================================

THIRD AVENUE REAL ESTATE VALUE FUND

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                                YEARS ENDED OCTOBER 31,
                                                      --------------------------------------------------------------------------
                                                           2004           2003*          2002*          2001*          2000*
                                                          ------         ------         ------         ------         ------
Net Asset Value, Beginning of Period                      $20.17         $15.73         $15.04         $13.64         $11.09
                                                          ------         ------         ------         ------         ------
Income from Investment Operations:
    Net investment income                                   0.06           0.46           0.06           0.11           0.27
    Net gain on securities (both realized
       and unrealized)                                      5.77           4.46           1.02           1.85           2.59
                                                          ------         ------         ------         ------         ------
    Total Income from Investment Operations                 5.83           4.92           1.08           1.96           2.86
                                                          ------         ------         ------         ------         ------
Less Distributions:
    Dividends from net investment income                   (0.45)         (0.18)         (0.19)         (0.27)         (0.25)
    Distributions from realized gains                      (0.08)         (0.30)         (0.20)         (0.29)         (0.06)
                                                          ------         ------         ------         ------         ------
    Total Distributions                                    (0.53)         (0.48)         (0.39)         (0.56)         (0.31)
                                                          ------         ------         ------         ------         ------
Net Asset Value, End of Period                            $25.47         $20.17         $15.73         $15.04         $13.64
                                                          ======         ======         ======         ======         ======
Total Return                                              29.47%         32.15%          7.17%         14.91%         26.51%
Ratios/Supplemental Data:
    Net Assets, End of period (in thousands)          $1,693,294       $646,979       $331,997        $97,236        $23,965
    Ratio of Expenses to Average Net Assets
       Before expense reimbursement / recovery             1.15%          1.19%          1.22%          1.66%          2.58%
       After expense reimbursement / recovery                N/A            N/A          1.41%          1.50%          1.50%
    Ratio of Net Investment Income to
       Average Net Assets
       Before expense reimbursement / recovery             0.47%          3.27%          0.92%          2.07%          2.07%
       After expense reimbursement / recovery                N/A            N/A          0.73%          2.23%          3.15%
    Portfolio Turnover Rate                                   8%            11%            21%            20%            23%

* Certain per share amounts have been restated to reflect the reclassification of distributions received from investments in REITS, as described in Note 1 to the financial statements.

FINANCIAL HIGHLIGHTS
================================================================================

THIRD AVENUE INTERNATIONAL VALUE FUND

SELECTED DATA (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD) AND RATIOS ARE AS
FOLLOWS:

                                                                         FOR THE             FOR THE             FOR THE
                                                                        YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                                     OCTOBER 31, 2004    OCTOBER 31, 2003    OCTOBER 31, 2002*
                                                                     ----------------    ----------------    -----------------
Net Asset Value, Beginning of Period                                      $13.49              $ 9.73              $10.00
                                                                          ------              ------              ------
Income (loss) from Investment Operations:
    Net investment income                                                   0.25                0.08                0.02
    Net gain (loss) on securities (both realized and unrealized)            3.73                3.76               (0.29)
                                                                          ------              ------              ------
    Total from Investment Operations                                        3.98                3.84               (0.27)
                                                                          ------              ------              ------
LESS DISTRIBUTIONS:
    Dividends from net investment income                                   (0.30)              (0.08)              --
                                                                          ------              ------              ------
    Total Distributions                                                    (0.30)              (0.08)              --
                                                                          ------              ------              ------
Net Asset Value, End of Period                                            $17.17              $13.49              $ 9.73
                                                                          ======              ======              ======
Total Return                                                              29.95%              39.84%          (2.70)%(1)
Ratios/Supplemental Data:
    Net Assets, End of period (in thousands)                            $437,361             $97,285             $23,036
    Ratio of Expenses to Average Net Assets
       Before expense reimbursement / recovery                             1.58%               2.21%            4.30%(2)
       After expense reimbursement / recovery                              1.75%               1.75%            1.75%(2)
    Ratio of Net Investment Income (Loss) to Average Net Assets
       Before expense reimbursement / recovery                             0.75%               0.06%          (2.20)%(2)
       After expense reimbursement / recovery                              0.58%               0.52%            0.34%(2)
    Portfolio Turnover Rate                                                  11%                  4%               0%(1)

(1) Not Annualized

(2) Annualized

*   The Fund commenced investment operations on December 31, 2001.

                               THIRD AVENUE FUNDS
                                622 Third Avenue
                               New York, NY 10017
                              Phone (212) 888-5222
                            Toll Free (800) 443-1021
                            www.thirdavenuefunds.com

                               INVESTMENT ADVISER
                           Third Avenue Management LLC
                                622 Third Avenue
                               New York, NY 10017

                              FOR MORE INFORMATION

More information on the Third Avenue Funds is available free upon request, including the following:

            o Shareholder reports -- Additional information about the Funds' investments is available in the Funds' Annual and Semi-Annual Reports to Shareholders. The Funds' Annual Report to Shareholders contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during the last fiscal year.

            o Statement of Additional Information (SAI) -- The SAI provides more detailed information about the Funds, is on file with the SEC, and is incorporated by reference (is legally considered part of this Prospectus).

You can obtain the SAI and the Funds' reports to shareholders without charge, upon request, and otherwise make inquiries to the Funds by writing or calling the Funds at 622 Third Avenue, New York, NY 10017, (800) 443-1021 or (212) 888-5222.

The Funds' Prospectus, SAI, Shareholder Reports and other additional information are available through the Funds' website at www.thirdavenuefunds.com

Information about the Funds, including the SAI, can be reviewed at the SEC's Public Reference Room in Washington D.C. (phone 202-942-8090 for information). Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. Reports and other information about the Funds are also available on the SEC's Internet Web site (http://www.sec.gov).

The Trust's SEC file number is 811-08039.